Lease (Tables)	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases is as follows:
As of June 30, 2024
(Unaudited)
Right-of-use assets	$295,022

Operating lease liabilities – current	$126,838
Operating lease liabilities - non-current	132,009
Total operating lease liabilities	$258,847
The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.38
Weighted average discount rate	7.42%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of June 30, 2024:
For the period ending December 31,
2024	$68,097
For the years ending December 31,
2025	137,634
2026	64,706
2027	7,568
Total lease payments	278,005
Less: imputed interest	19,158
Present value of lease liabilities	$258,847